Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset)
Other Investments	kr 38	kr 48	kr 44
Properties	27	29	26
Plan assets	181	180	201
Mortgage bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	45	39	57
Sweden
Disclosure of net defined benefit liability (asset)
Equity investments	5	4	4
Sweden | Government bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	29	29	34
Sweden | Loans to the public
Disclosure of net defined benefit liability (asset)
Debt instruments	11	9	12
Foreign countries
Disclosure of net defined benefit liability (asset)
Equity investments	kr 26	kr 22	kr 24